Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt
As of December 31, 2024 and December 31, 2023, our debt consisted of the following:

	December 31,
	2024	2023
Term loan	$355,000	$95,000
Revolving credit facility	30,000	35,000
Other	496	494

Total debt	385,496	130,494

Current portion of long-term debt	(424)	(20,339)
Unamortized debt issuance costs	(4,257)	(1,812)

Total long-term debt	$380,815	$108,343

Estimated Future Payments for the Debt Based on the Amount Outstanding
The following table summarizes the Company’s debt obligations as of December 31, 2024. Estimated future payments for the debt based on the amount outstanding are shown below:

	As of December 31,
	2025	2026	2027	2028	2029	Total
Term loan	$—	$—	$355,000	$—	$—	$355,000
Revolving credit facility	—	—	30,000	—	—	30,000
Other	424	72	—	—	—	496

Total debt	$424	$72	$385,000	$—	$—	$385,496